Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Subsequent Event [Abstract]
Subsequent Events

Note 21 — Subsequent Events

Workforce reduction

In January 2024, the Company reduced its workforce by approximately 35%, consisting of employees previously placed on temporary furlough during the fourth quarter of fiscal year 2023.

Committed Equity Facility

On March 18, 2024, the Company entered into a Purchase Agreement (“Purchase Agreement”) and a related Registration Rights Agreement with B. Riley Principal Capital II (“B. Riley”) which provides the Company the right, in its sole discretion, and subject to the satisfaction of the conditions set forth therein, to sell to B. Riley up to 9,500,000 newly issued shares of its Class A Common Stock (subject to certain limitations) from time to time. Any sales of Class A Common Stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley. The per share purchase price that B. Riley will pay for shares of Class A Common Stock will be determined by reference to the volume weighted average price of the Class A Common Stock measured over the regular trading session or intraday period of the trading session on Nasdaq on the date of each purchase, in each case as defined in the Purchase Agreement.

As consideration for B. Riley’s commitment to purchase shares of the Company’s Class A Common Stock, the Company agreed to pay a cash commitment fee in the amount of $1,500. B. Riley will withhold 30% in cash from the total aggregate purchase price until B. Riley has received the entire cash commitment fee. If any portion of the commitment fee remains unpaid on the earlier of the termination of the agreement or December 15, 2024, then the Company must pay B. Riley the remainder of commitment fee in cash. The Company also agreed to reimburse B. Riley for reasonable legal fees and disbursements in an amount not to exceed $75 upon the execution of the Purchase Agreement and Registration Rights Agreement and $5 per fiscal quarter. The Company is also obligated to file a registration statement with the Securities and Exchange Commission to register under the Securities Act, the offer and resale by B. Riley of up to 9,500,000 shares of Class A Common Stock that the Company may elect to sell to B. Riley pursuant to the Purchase Agreement.

The amount and timing of the proceeds the Company receives from the sale of shares of Class A Common Stock pursuant to the Purchase Agreement, if any, will depend on a number of factors, including the numbers of shares the Company may elect to sell, the timing of such sales, the future market price of the Company’s Class A Common stock and the payment of the cash commitment fee.

Note 18 — Subsequent Events

The Company evaluated subsequent events through December 28, 2023, the date at which the financial statements were available to be issued.

Issuances of Common Stock and Warrants

Subsequent to September 30, 2023, the Company sold 480,271 shares of its common stock at various dates in private placements for net proceeds of $3,285. In connection therewith, the Company also issued one investor a warrant to purchase an aggregate of 27,413 shares of its common stock at an exercise price of $0.01 per share. The warrants are immediately exercisable and have a one-year term.

Issuances of Notes Payable

In October 2023, the Company entered into a $150 loan agreement with an unrelated financing company. The loan matures in November 2024, with principal and interest payable in weekly installments. The Company is obligated to pay a finance charge of $66 over the term of the loan. The Company may prepay the loan at any time, including a finance charge of at least $49. The Company’s obligation under the loan is secured by substantially all of the Company’s assets and is guaranteed by an officer and director of the Company.

Issuance of Convertible Notes

In October 2023, the Company issued convertible notes having an aggregate principal amount of $200 to unaffiliated investors. The convertible notes mature in February 2024, bear interest at 16% per annum, are unsecured and have a conversion price of $6.84 per share. The principal amount of the convertible notes and any accrued interest thereon may be converted into shares of the Company’s common stock, at the election of each holder, at any time prior to maturity. At the maturity date, each holder may require the Company to repay the outstanding principal and interest under the note in cash. Absent such a demand by the holders, all principal and interest under the notes will automatically convert into common stock. In connection with the issuance of the convertible notes, the Company issued the investors warrants to purchase an aggregate of 4,000 shares of its common stock at an exercise price of $0.01 per share. The warrants are immediately exercisable and have a one-year term.

Issuance of Stock-Based Compensation Awards

Subsequent to September 30, 2023, the Company granted 12,200 stock options to an employee and an advisor with a weighted-average exercise price of $6.84 per share.

Acquisition of EMI Solutions, Inc.

On December 19, 2023, the Company completed the acquisition of EMI Solutions, Inc. (“EMI”) when the Company acquired all of the issued and outstanding common shares of EMI. EMI is a manufacturer of electromagnetic interference filtering products for military and aerospace applications. Consideration for the acquisition consisted of 964,912 shares of the Company’s common stock and $2,200 in cash. Of the cash portion of the consideration, $155 was paid at closing, with the remainder payable at specified dates following the merger with Chavant, or on the twenty-four month anniversary of the closing. The acquisition will be accounted for as a business combination under ASC 805, Business Combinations, with the primary assets acquired consisting of customer relationships and acquired technology. The preliminary purchase price assessment remains an ongoing process and is subject to change for up to one year after the closing date of the acquisition.

Merger with Chavant Capital Acquisition Corp.

On December 21, 2023, Chavant consummated the previously announced Merger pursuant to the Business Combination Agreement pursuant to which, among other things, Merger Sub merged with and into Mobix Labs, with Mobix Labs surviving the merger as a wholly-owned direct subsidiary of Chavant. In connection with the consummation of the Merger Chavant changed its name from “Chavant Capital Acquisition Corp.” to “Mobix Labs, Inc.” and Mobix Labs changed its name from “Mobix Labs, Inc.” to “Mobix Labs Operations, Inc.” As a result of the Merger, the Company raised gross proceeds of $21,063, including the contribution of $1,263 of cash held in Chavant’s trust account and the $19,750 PIPE at $10.00 per share of Chavant’s Class A Common Stock.

In connection with the Closing, and pursuant to the terms of the Business Combination Agreement, (i) each outstanding share of common stock of Mobix Labs converted into the right to receive shares of Class A Common Stock, par value $0.00001 per share (“Class A Common Stock”); (ii) each share of preferred stock of Mobix Labs, which included Series A Redeemable Convertible Preferred Stock and Founders Redeemable Convertible Preferred Stock issued and outstanding immediately prior to the Closing, converted into the right to receive shares of Class B Common Stock, par value $0.00001 per share (“Class B Common Stock”); (iii) each outstanding stock option and warrant of Mobix Labs was assumed by Chavant and converted into an option or warrant to purchase shares of Class A Common Stock; (iv) each outstanding unvested RSU of Mobix Labs was assumed by Chavant and converted into an RSU covering shares of Class A Common Stock; and (v) each outstanding convertible instrument of Mobix Labs, including SAFEs and promissory notes that were convertible into Mobix Labs common stock or preferred stock, converted into the right to receive shares of Class A Common Stock.

In addition, in connection with the Closing, the Company entered into subscription agreements with certain accredited investors and Chavant Capital Partners LLC (“Sponsor”), the Sponsor, pursuant to which, substantially concurrently with the closing of the merger and on the terms and subject to the conditions of each such subscription agreement: (i) an investor agreed to purchase 1,500,000 shares of Class A Common Stock at a price of $10.00 per share for an aggregate amount of $15,000 in cash, (ii) the Sponsor agreed to purchase 199,737 shares of Class A Common Stock at a price of $10.00 per share for an aggregate amount of approximately $2,000, paid through the forgiveness of certain outstanding indebtedness and reimbursement obligations owed by the Company to the Sponsor and its members, and (iii) other investors agreed to purchase a total of 475,000 shares of Class A Common Stock at a price of $10.00 per share for an aggregate amount of $4,750 in cash (the “PIPE Investments”). The terms of the PIPE Investments also includes the issuance of additional shares of Class A Common Stock in the event the volume weighted average price (“VWAP”) per share of the Class A Common Stock during the 30-day period as defined within the relevant agreements is less than $10.00.

Moreover, pursuant to a non-redemption agreement dated December 20, 2023 a shareholder agreed with Chavant to withdraw its election to redeem 73,706 Ordinary Shares of Chavant. In consideration of the non-redemption of such shares, Mobix Labs issued to the shareholder 202,672 warrants, each warrant exercisable to the purchase one share of common stock, $0.00001 par value per share, of Mobix Labs, and such warrants converted into 202,489 shares of Class A Common Stock upon the closing of the merger.

In addition to the consideration paid at Closing, certain Mobix Labs stockholders and certain holders of Mobix Labs in-the-money vested options and Mobix Labs options that are not Mobix Labs in-the-money vested options (the “Earnout Recipients”) will be entitled to receive an additional aggregate 3,500,000 shares of Class A Common Stock issuable as earnout shares (the “Earnout Shares”) based on the achievement of trading price targets following the Closing and subject to the terms provided in the Business Combination Agreement. The Earnout Shares have a seven-year “Earnout Period,” commencing on the date that is the one year anniversary of the Closing, pursuant to which up to 1,750,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the VWAP of the Class A Common Stock exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period and an additional 1,750,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the VWAP of the Class A Common Stock exceeds $15.00 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period.